AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 95.8%			White Mountains Insurance Group, Ltd.	4,432	$4,951,519
Communication Services - 19.5%			Total Financials		25,341,870
Cinemark Holdings, Inc. [1]	66,839	$2,106,097	Health Care - 4.6%
Discovery, Inc. , Class C *	214,668	5,961,330	Computer Programs & Systems, Inc.	74,599	1,939,574
GCI Liberty, Inc. , Class A *	111,017	8,124,224	Premier, Inc., Class A*,1	202,772	7,050,382
The Interpublic Group of Cos., Inc. [1]	54,668	1,240,964	Total Health Care		8,989,956
Liberty Broadband Corp., Class C *	47,056	6,255,154	Industrials - 24.6%
Liberty Latin America, Ltd., Class A *	116,852	1,949,091	Air Transport Services Group, Inc. *	280,019	5,871,999
Liberty Latin America, Ltd., Class C *,1	191,695	3,230,061	Arcosa, Inc.	17,751	776,606
MSG Networks, Inc. , Class A *,1	168,723	2,566,277	Argan, Inc.	99,891	4,206,410
TripAdvisor, Inc.	77,821	2,126,070	Armstrong World Industries, Inc.	22,765	2,284,013
Vonage Holdings Corp.*	267,356	2,371,448	Atkore International Group, Inc.*	21,095	837,472
Yelp, Inc.*,1	75,296	2,454,649	Colfax Corp. *,1	76,482	2,689,107
Total Communication Services		38,385,365	Comfort Systems USA, Inc.	59,901	2,779,406
Consumer Discretionary - 11.5%			Cubic Corp.	52,970	3,458,411
Advance Auto Parts, Inc.	10,453	1,377,183	Forward Air Corp.	9,212	602,925
Biglari Holdings, Inc., Class A *	286	180,037	GrafTech International, Ltd. [1]	359,403	3,856,394
Core-Mark Holding Co., Inc.	51,021	1,195,932	Harsco Corp. *	140,237	2,089,531
Expedia Group, Inc.	37,465	4,063,079	Kansas City Southern	7,229	1,219,460
Extended Stay America, Inc.	355,579	4,594,081	MSC Industrial Direct Co., Inc. , Class A	25,313	1,723,056
LKQ Corp. *	172,661	5,643,425	Nielsen Holdings PLC	171,510	3,498,804
Motorcar Parts of America, Inc. *,1	44,129	876,402	nVent Electric PLC (United Kingdom)	87,481	2,178,277
Murphy USA, Inc.*	18,209	1,860,413	PICO Holdings, Inc.*	46,753	465,192
Six Flags Entertainment Corp.	75,736	2,887,814	Resideo Technologies, Inc.*	135,559	1,379,991
Total Consumer Discretionary		22,678,366	Resources Connection, Inc.	36,930	562,259
Consumer Staples - 6.5%			TPI Composites, Inc. *	26,529	550,477
BJ's Wholesale Club Holdings, Inc. *,1	191,799	3,935,716	UniFirst Corp.	15,655	3,192,524
Hostess Brands, Inc. *	518,595	6,959,545	Viad Corp.	65,187	4,237,155
Ingles Markets, Inc. , Class A	47,306	1,972,187	Total Industrials		48,459,469
Total Consumer Staples		12,867,448	Information Technology - 11.4%
Energy - 3.0%			Alliance Data Systems Corp.	16,404	1,686,167
Callon Petroleum Co.*,1	367,273	1,101,819	Avaya Holdings Corp. *,1	292,731	3,738,175
PBF Energy, Inc. , Class A	91,807	2,506,331	CDK Global, Inc.	64,077	3,439,653
QEP Resources, Inc.	288,772	915,407	Conduent, Inc.*	261,028	1,117,200
World Fuel Services Corp.	34,870	1,364,115	DXC Technology Co.	44,773	1,427,363
Total Energy		5,887,672	Ituran Location and Control, Ltd. (Israel)	43,256	1,102,163
Financials - 12.9%			NCR Corp.*	104,569	3,526,066
Axis Capital Holdings, Ltd. (Bermuda)	54,354	3,492,245	Sabre Corp.	246,605	5,311,872
Cannae Holdings, Inc. *	252,723	10,275,717	Verra Mobility Corp. *,1	60,304	960,643
FGL Holdings (Bermuda)[1]	290,962	2,807,784	Total Information Technology		22,309,302
Genworth Financial, Inc. , Class A *	172,353	706,647	Materials - 1.2%
Health Insurance Innovations, Inc. , Class A *	78,039	1,793,336	Allegheny Technologies, Inc.*,1	130,864	2,257,404
Webster Financial Corp.	29,305	1,314,622

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Real Estate - 0.6%			Total Investments - 100.6%
Newmark Group, Inc., Class A	95,689	$1,126,260	(Cost $191,549,122)	$197,814,554
Total Common Stocks			Other Assets, less Liabilities - (0.6)%	(1,162,951)
(Cost $182,037,680)		188,303,112	Net Assets - 100.0%	$196,651,603

	Principal
	Amount
Short-Term Investments - 4.8%
Joint Repurchase Agreements - 0.0%#,2
Citibank N.A., dated 01/31/20, due 02/03/20,
1.570% total to be received $75,179
(collateralized by various U. S. Treasuries,
0.000% - 7.250%, 03/05/20 - 09/09/49,
totaling $76,672)	$75,169	75,169

	Shares
Other Investment Companies - 4.8%
Dreyfus Government Cash Management Fund,
Institutional Shares, 1.49% [3]	3,113,970	3,113,970
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
1.52% [3]	3,113,970	3,113,970
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.52% [3]	3,208,333	3,208,333
Total Other Investment Companies		9,436,273
Total Short-Term Investments
(Cost $9,511,442)		9,511,442

* Non-income producing security.			[2] Cash collateral received for securities lending activity was invested in these joint
# Less than 0.05%.			repurchase agreements.
[1] Some of these securities, amounting to $32,025,253 or 16.3% of net assets, were out on			[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to
loan to various borrowers and are collateralized by cash and various U. S. Treasury			the sum of the previous seven days' dividends paid, expressed as an annual
Obligations. See below for more information.			percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$188,303,112	—	—	$188,303,112
Short-Term Investments
Joint Repurchase Agreements	—	$75,169	—	75,169
Other Investment Companies	9,436,273	—	—	9,436,273
Total Investments in Securities	$197,739,385	$75,169	—	$197,814,554

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$32,025,253	$75,169	$33,619,300	$33,694,469

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-7.625%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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